UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2008 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2008 (unaudited)

COMMON STOCKS—98.94%

Shares		Value
Banks—9.48%
477,000	Mitsubishi UFJ Financial Group, Inc.	4,627,980
782	Mizuho Financial Group, Inc.	3,657,706
140,000	The Bank of Yokohama, Ltd.	905,983
4,000	The Musashino Bank, Ltd.	181,460
173,000	The Sumitomo Trust & Banking Co., Ltd.	1,095,163
		10,468,292
Chemicals—7.36%
199,000	Asahi Kasei Corp.	1,214,896
160,000	Daicei Chemical Industries Ltd.	894,149
35,500	Fujifilm Holdings Corp.	1,387,057
35,000	Hitachi Chemical Co., Ltd.	596,318
34,000	Nihon Parkerizing Co., Ltd.	510,942
29,600	Shin-Etsu Chemical Co., Ltd.	1,554,090
88,000	Sumitomo Chemical Co., Ltd.	622,373
93,000	Toyo Ink Manufacturing Co., Ltd.	321,443
330,000	Ube Industries, Ltd.	1,029,022
		8,130,290
Commerce—0.82%
56,000	Canon Marketing Japan Inc.	904,142

Communication—3.13%
116	KDDI Corp.	782,267
337	NTT Corp.	1,607,927
470	NTT DoCoMo, Inc.	737,203
6,400	Obic Business Consultants Co., Ltd.	330,610
		3,458,007
Construction—1.32%
62,000	Daiwa House Industry Co., Ltd.	863,004
80,000	Sumitomo Forestry Co., Ltd.	593,594
		1,456,598
Electric Appliances—13.45%
57,600	Canon Inc.	2,477,768
16,700	Fanuc Ltd.	1,471,269
98,000	Fujitsu Ltd.	635,108
34,000	Hamamatsu Photonics K.K.	1,171,973
27,000	Japan Aviation Electronics Industry, Ltd.	328,656
19,500	Kyocera Corp.	1,551,282
72,000	Matsushita Electric Industrial Co., Ltd.	1,521,555
130,000	Mitsubishi Electric Corp.	1,181,929
37,700	Omron Corp.	777,228
43,000	Sony Corp.	2,108,199
27,000	Star Micronics Co., Ltd.	443,787
16,700	Tokyo Electron Ltd.	997,577
9,000	Ushio Inc.	183,009
		14,849,340
Electric Power & Gas—2.60%
36,500	Kansai Electric Power Co., Inc.	911,900
33,000	Tohoku Electric Power Co., Inc.	777,966
45,500	Tokyo Electric Power Co., Inc.	1,179,487
		2,869,353

1

Foods—0.67%
76,000	Nisshin Seifun Group Inc.	743,083

Glass & Ceramic Products—1.41%
72,000	Asahi Glass Co., Ltd.	895,351
38,000	NGK Spark Plug Co., Ltd.	660,637
		1,555,988
Insurance—2.26%
218,000	Aioi Insurance Co., Ltd.	1,060,618
139,000	Mitsui Sumitomo Insurance Co., Ltd.	1,436,085
		2,496,703
Iron & Steel—2.73%
221,000	Nippon Steel Corp.	1,324,298
360,000	Sumitomo Metal Industries, Ltd.	1,693,998
		3,018,296
Land Transportation—2.80%
374	East Japan Railway Co.	3,087,687

Machinery—7.26%
38,000	Daifuku Co., Ltd.	515,732
73,000	JTEKT Corp.	1,212,210
95,000	Komatsu Ltd.	2,284,212
40,000	Makita Corp.	1,480,229
349,000	Mitsubishi Heavy Industries Ltd.	1,425,895
20,000	Mori Seiki Co., Ltd.	353,715
48,000	Ricoh Co., Ltd.	750,183
		8,022,176
Marine Transportation—1.07%
58,000	Kawasaki Kisen Kaisha, Ltd.	559,463
77,000	Nippon Yusen Kabushiki Kaisha	627,022
		1,186,485
Metal Products—0.76%
48,000	J S Group Corp.	834,038

Non-Ferrous Metals—2.37%
141,000	Mitsubishi Materials Corp.	574,753
81,500	Sumitomo Electric Industries, Ltd.	1,188,015
52,000	Sumitomo Metal Mining Co., Ltd.	848,840
		2,611,608
Oil & Coal Products—0.78%
10,000	Idemitsu Kosan Co., Ltd.	857,519

Other Financing Business—1.07%
7,000	Orix Corp.	1,186,719

Other Products—0.78%
62,000	Namco Bandai Holdings Inc.	860,674

Pharmaceutical—4.84%
27,000	Daiichi Sankyo Co., Ltd.	808,960
20,000	Ono Pharmaceuticals Co., Ltd.	980,558
74,000	Rohto Pharmaceutical Co., Ltd.	899,371
43,900	Takeda Pharmaceutical Co., Ltd.	2,659,482
		5,348,371
Precision Instruments—0.94%
19,000	Terumo Corp.	1,033,249

2

Real Estate—2.31%
21,400	Atrium Co., Ltd.	408,021
31,000	Mitsui Fudosan Co., Ltd.	707,523
171,000	Tokyo Tatemono Co., Ltd.	1,437,447
		2,552,991
Retail Trade—3.76%
20,900	Nitori Co., Ltd.	1,089,462
70,000	Seven & I Holdings Co., Ltd.	1,732,413
20,800	Shimachu Co., Ltd.	572,405
33,500	Xebio Co., Ltd.	759,862
		4,154,142
Rubber Products—0.74%
48,000	Bridgestone Corp.	811,947

Securities—1.45%
108,000	Nomura Holdings Inc.	1,595,604

Services—3.71%
470	Dentsu Inc.	1,085,940
27,400	Nomura Research Institute, Ltd.	721,865
19,000	Secom Co., Ltd.	969,005
268	Tempstaff Co., Ltd.	299,540
42,500	Toho Co., Ltd.	1,025,876
		4,102,226
Textile & Apparel—0.86%
141,000	Toray Industries Inc.	952,184

Transportation Equipment—12.95%
26,500	Aisin Seiki Co., Ltd.	1,052,832
90,000	Daihatsu Motor Co., Ltd.	914,624
58,000	Denso Corp.	2,091,857
16,000	Honda Motor Co., Ltd.	498,920
380,000	Kawasaki Heavy Industries, Ltd.	952,944
114,000	Nissan Motor Co., Ltd.	1,084,644
25,400	Shimano Inc.	978,116
123,000	Toyota Motor Corp.	6,723,584
		14,297,521
Wholesale Trade—5.26%
44,000	Hitachi High-Technologies Corp.	826,524
121,000	Mitsubishi Corp.	3,159,388
132,300	Sumitomo Corp.	1,821,657
		5,807,569

Total Common Stocks (Cost—$107,227,892)		109,252,802

SHORT-TERM INVESTMENTS—0.05%

Principal
Amount
(000)		Value
U.S. DOLLAR TIME DEPOSIT—0.05%
56	Bank of New York Time Deposit, 0.05%, due 2/1/08
	(Cost—$55,822)	55,822

Total Investments—98.99%
(Cost—$107,283,714 )		109,308,624

Other assets less liabilities—1.01%		1,119,861

NET ASSETS
	(Applicable to 14,431,605 shares of capital stock outstanding; equivalent to $7.65 per share)—100.00%	$110,428,485

For federal income tax purposes, the cost of securities owned at January 31, 2008 was $107,402,938, excluding short-term interest bearing investments.  At January 31, 2008, the net unrealized appreciation on investments, excluding short-term securities, of $1,849,864 was composed of gross appreciation of $11,191,746 for those investments having an excess of value over cost, and gross depreciation of $9,341,882 for those investments having an excess of cost over value.

3

Item 2.    Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

Date: February 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 11, 2008
John J. O’Keefe, Vice President and Treasurer

\s\ Hiroshi Kimura		Date: February 11, 2008
Hiroshi Kimura, Chairman